Results from financial transactions (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Financial Transactions Results

Results from financial transactions comprise:	2022	2021 1)	2020 1)
Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives	227	807	223
Realized gains and (losses) on financial investments	(537)	392	119
Gains and (losses) on investments in real estate	1	-	(60)
Net fair value change of derivatives	1,148	761	(2,270)
Net fair value change on account of policyholder financial assets at fair value through profit or loss	(35,951)	22,539	19,935
Net fair value change on investments in real estate for account of policyholders	(61)	46	(36)
Net foreign currency gains and (losses)	36	182	34

Net fair value change on borrowings and other financial liabilities	5	(13)	18
Total	(35,132)	24,715	17,961

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Summary of Net Fair Value Changes of Financial Investments at Fair Value Through Profit or Loss, Other Than Derivatives

Net fair value change of general account financial investments at fair value through profit or loss, other than derivatives comprise:	2022	2021 1)	2020 1)
Shares	(48)	27	(4)

Debt securities and money market investments	(91)	(26)	22

Other	366	807	205
Total	227	807	223

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Summary of Realized Gains and Losses on Financial Investments

Realized gains and losses on financial investments comprise:	2022	2021 1)	2020 1)
Shares	67	16	(2)

Debt securities and money market investments	(632)	281	144

Loans	36	125	20

Other	(8)	(30)	(43)
Total	(537)	392	119

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Realized gains and losses on financial investments comprise:	2022	2021 1)	2020 1)
Available-for-sale investments	(573)	268	99

Loans	36	125	20
Total	(537)	392	119

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Summary of Net Fair Value Change of Derivatives

Net fair value change of derivatives comprise:	2022	2021 1)	2020 1)
Net fair value change on economic hedges where no hedge accounting is applied	(143)	(265)	(533)
Net fair value change on bifurcated embedded derivatives	1,290	1,023	(1,739)
Ineffective portion of hedge transactions to which hedge accounting is applied	1	4	2
Total	1,148	761	(2,270)

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Summary of Ineffective Portion of Hedge Transactions

The ineffective portion of hedge transactions to which hedge accounting is applied comprises:	2022	2021 1)	2020 1)
Fair value change on hedging instruments in a fair value hedge	(4)	(3)	11

Fair value change on hedged items in a fair value hedge	7	6	(9)

Ineffectiveness fair value hedge	4	3	2

Ineffectiveness cash flow hedges	(3)	1	-
Total	1	4	2

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Summary of Net Fair Value Change on for Account of Policyholder Financial Assets at Fair Value Through Profit or Loss

Net fair value change on for account of policyholder financial assets at fair value through profit or loss comprise:	2022	2021 1)	2020 1)
Shares	(2,799)	2,661	1,290

Debt securities and money market investments	(2,114)	(557)	485

Unconsolidated investment funds	(30,326)	20,833	17,670

Derivatives	(712)	(398)	489
Total	(35,951)	22,539	19,935

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Summary of Net Fair Value on Borrowings and Other Financial Liabilities

Net fair value change on borrowings and other financial liabilities	2022	2021 1)	2020 1)
Borrowings	-	-	16

Other financial liabilities	5	(13)	2
Total	5	(13)	18

1	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.

Aegon N.V [member]
Statement [LineItems]
Summary of Financial Transactions Results

	2022	2021

Net fair value change of derivatives	(30)	5

Net foreign currency gains and (losses)	-	(1)

Total	(30)	3